Ordinary Shares (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2023 shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 01, 2017 $ / shares shares
Class of Stock
Ordinary shares, shares authorized (in shares)				1,000,000,000
Ordinary shares issued (in shares)		430,463,797	430,463,797	1
Ordinary shares, shares outstanding (in shares)		424,775,740	424,447,980	1
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of Class A ordinary shares issued during conversion		1
Class A ordinary shares
Class of Stock
Ordinary shares issued (in shares)		361,092,832	333,992,002
Ordinary shares, shares outstanding (in shares)		355,404,775	327,976,185
Number of votes per share | Vote		1
Class B ordinary shares
Class of Stock
Ordinary shares issued (in shares)		69,370,965	96,471,795
Ordinary shares, shares outstanding (in shares)		69,370,965	96,471,795
Number of votes per share | Vote		10
Shares converted	27,100,830